Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Nov. 30, 2020
Commitments and Contingencies (Details) [Line Items]
Purchase additional units	4,500,000	4,500,000
Shares issued price per share (in Dollars per share)		$ 11.50
Aggregate payable		$ 6.9
Underwriting per unit		$ 0.35
Deferred underwriting fees		$ 12.1
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued price per share (in Dollars per share)	$ 0.20		$ 10.00
Aggregate payable	$ 6.9
Underwriting per unit	$ 0.35
Deferred underwriting fees	$ 12.1